Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,774	$ 3,359	$ 3,495
Less: deferred bonuses awarded, expected to be recognised in future periods	(353)	(343)	(379)
Total incentives awarded and recognised in the current year	3,421	3,016	3,116
Add: current year charges for deferred bonuses from previous years	375	239	270
Other	(56)	(22)	4
Income statement charge for incentive awards	$ 3,740	$ 3,233	$ 3,390